Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Depreciation	$ 21	$ 17
Stock based compensation	485	1,682
Total general and administrative expenses	1,011	2,028
General and Administrative Expense [Member]
Salaries and related expenses	86	242
Professional expenses	504	683
Rent and Maintenance	115	94
Depreciation	21	17
Other expenses	58	127
Stock based compensation	227	865
Total general and administrative expenses	$ 1,011	$ 2,028